SCHEDULE OF OPERATING LEASE TERM (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term for operating leases	4 years	4 years	5 years
Weighted-average discount rate for operating leases	5.21%	5.19%	3.98%